Shareholder Report, Holdings (Details)	Jun. 30, 2024
CTIVP® – TCW Core Plus Bond Fund Class 2 | U.S. Treasury06/30/2029 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
CTIVP® – TCW Core Plus Bond Fund Class 2 | U.S. Treasury05/15/2054 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP® – TCW Core Plus Bond Fund Class 2 | U.S. Treasury05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP® – TCW Core Plus Bond Fund Class 2 | U.S. Treasury05/15/2044 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – TCW Core Plus Bond Fund Class 2 | U.S. Treasury05/31/2029 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Uniform Mortgage-Backed Security TBA07/15/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Federal National Mortgage Association04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Government National Mortgage Association TBA07/22/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Government National Mortgage Association TBA07/22/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund Class 2 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
CTIVP® – TCW Core Plus Bond Fund Class 2 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CTIVP® – TCW Core Plus Bond Fund Class 2 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
CTIVP® – TCW Core Plus Bond Fund Class 2 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund Class 2 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund Class 2 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund Class 2 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
CTIVP® – TCW Core Plus Bond Fund Class 2 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CTIVP® – TCW Core Plus Bond Fund Class 2 | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – TCW Core Plus Bond Fund Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U.S. Treasury06/30/2029 4.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U.S. Treasury05/15/2054 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U.S. Treasury05/15/2034 4.375% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U.S. Treasury05/15/2044 4.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U.S. Treasury05/31/2029 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Uniform Mortgage-Backed Security TBA07/15/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Federal National Mortgage Association04/01/2052 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Government National Mortgage Association TBA07/22/2054 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Government National Mortgage Association TBA07/22/2054 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund Class 1 | AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
CTIVP® – TCW Core Plus Bond Fund Class 1 | A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CTIVP® – TCW Core Plus Bond Fund Class 1 | BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
CTIVP® – TCW Core Plus Bond Fund Class 1 | BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund Class 1 | B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
CTIVP® – TCW Core Plus Bond Fund Class 1 | CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
CTIVP® – TCW Core Plus Bond Fund Class 1 | CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.90%
CTIVP® – TCW Core Plus Bond Fund Class 1 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
CTIVP® – TCW Core Plus Bond Fund Class 1 | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
CTIVP® – TCW Core Plus Bond Fund Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%